CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Retained Earnings [Member] Revision of Prior Period, Accounting Standards Update, Adjustment [Member]	Retained Earnings [Member]	Retained Earnings [Member] Series F Preferred Stock [Member]	Retained Earnings [Member] Series B Preferred Stock [Member]	Retained Earnings [Member] Series C Preferred Stock [Member]	Retained Earnings [Member] Series D Preferred Stock [Member]	Retained Earnings [Member] Series E Preferred Stock [Member]	Retained Earnings [Member] Series G Preferred Stock [Member]	Parent [Member] Revision of Prior Period, Accounting Standards Update, Adjustment [Member]	Parent [Member]	Parent [Member] Series F Preferred Stock [Member]	Parent [Member] Series B Preferred Stock [Member]	Parent [Member] Series C Preferred Stock [Member]	Parent [Member] Series D Preferred Stock [Member]	Parent [Member] Series E Preferred Stock [Member]	Parent [Member] Series G Preferred Stock [Member]	Preferred Stock [Member]	Preferred Stock [Member] Series F Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series G Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Series F Preferred Stock [Member]	Additional Paid-in Capital [Member] Series B Preferred Stock [Member]	Additional Paid-in Capital [Member] Series C Preferred Stock [Member]	Additional Paid-in Capital [Member] Series G Preferred Stock [Member]	Treasury Stock [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Revision of Prior Period, Accounting Standards Update, Adjustment [Member]	Total	Series F Preferred Stock [Member]	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]	Series D Preferred Stock [Member]	Series E Preferred Stock [Member]	Series G Preferred Stock [Member]
Beginning balance, value at Dec. 31, 2017		$ 547,937								$ 1,494,258							$ 12,025					$ 87,339	$ 857,998					$ (5,736)	$ (5,305)	$ 13,880		$ 1,508,138
Treasury stock, number of shares at Dec. 31, 2017																												1,019,069
Adoption of new accounting standard	$ (1,311)								$ (1,311)																						$ (1,311)
Net income (loss)		(99,203)								(99,203)																				(1,839)		(101,042)
Issuance of shares											$ 144,280							$ 6,000						$ 138,280									$ 144,280
Sale of Common Shares		(2,046)								4,511												266	555					$ 5,736				4,511
Sale of Common Shares, Shares																												(1,019,069)
Cash dividends paid		(13,096)								(13,096)																						(13,096)
Dividends, Preferred Stock			$ (4,781)	$ (4,000)	$ (4,438)	$ (7,492)	$ (10,637)				(4,781)	$ (4,000)	$ (4,438)	$ (7,492)	$ (10,637)																		(4,781)	$ (4,000)	$ (4,438)	$ (7,492)	$ (10,637)
Other comprehensive loss										(3,355)																			(3,355)			(3,355)
Ending balance, value at Dec. 31, 2018		400,933								1,494,736							18,025					87,605	996,833					$ 0	(8,660)	12,041		1,506,777
Treasury Stock, Shares, Ending Balance at Dec. 31, 2018																												0
Net income (loss)		15,126								15,126																				(1,118)		14,008
Issuance of shares																$ 33,984					$ 3,500						$ 30,484											$ 33,984
Sale of Common Shares										16,552												4,557	11,995					$ (0)				16,552
Cash dividends paid		(8,907)								(8,907)																						(8,907)
Dividends, Preferred Stock			(14,250)	(3,000)	(4,438)	(7,492)	(10,639)	$ (583)			(14,250)	(3,000)	(4,438)	(7,492)	(10,639)	(583)																	(14,250)	(3,000)	(4,438)	(7,492)	(10,639)	(583)
Other comprehensive loss										(9,693)																			(9,693)			(9,693)
Conversion of Series G Convertible Preferred Shares																	(875)					2,917	(2,042)
Capital contribution from non-controlling interest																														10,000		10,000
Redemption of Preferred Shares paid				$ (2,750)								$ (50,000)							$ (2,000)						$ (45,250)									$ (50,000)
Ending balance, value at Dec. 31, 2019		364,000								1,451,396							18,650					95,079	992,020					$ 0	(18,353)	20,923		1,472,319
Treasury Stock, Shares, Ending Balance at Dec. 31, 2019																												0
Net income (loss)		24,002								24,002																				3,220		27,222
Sale of Common Shares										3,461												861	2,600									3,461
Cash dividends paid		(9,379)								(9,379)																						(9,379)
Dividends, Preferred Stock			$ (14,250)		(4,079)	$ (7,492)	$ (10,637)	$ (872)			$ (14,250)		(4,079)	$ (7,492)	$ (10,637)	$ (872)																	$ (14,250)		(4,079)	$ (7,492)	$ (10,637)	$ (872)
Other comprehensive loss										(18,641)																			(18,641)			(18,641)
Conversion of Series G Convertible Preferred Shares																	(10)					33	(23)
Capital contribution from non-controlling interest																														4,000		4,000
Redemption of Preferred Shares paid					$ (2,493)								$ (50,000)							$ (2,000)						$ (45,507)									$ (50,000)
Purchase of Treasury Stock										(9,834)																		$ (9,834)				(9,834)
Treasury Stock, Shares, Acquired																												978,936
Ending balance, value at Dec. 31, 2020		$ 338,800								$ 1,353,675							$ 16,640					$ 95,973	$ 949,090					$ (9,834)	$ (36,994)	$ 28,143		$ 1,381,818
Treasury Stock, Shares, Ending Balance at Dec. 31, 2020																												978,936